UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-06671

                      Scudder Global High Income Fund, Inc.
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  1/31/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Global High Income Fund, Inc.
Investment Portfolio as of January 31, 2005 (Unaudited)
------------------------------------------------------------------------------------------------------------------

                                                                                       Principal
                                                                                        Amount($)(c)     Value ($)
                                                                          ----------------------------------------
Bonds 106.1%
Argentina 2.5%
Republic of Argentina:
Series 2, 7.0%, 3/18/2049*                                            EUR                438,988          164,491
Series E, 7.0%, 3/18/2049*                                            EUR                733,369          274,803
9.25%, 10/21/2049*                                                    EUR              1,025,000          374,061
9.75%, 9/19/2027*                                                                      1,610,000          495,075
Series BGL4, 11.0%, 10/9/2006*                                                           680,000          208,250
11.375%, 3/15/2010*                                                                    2,530,000          765,325
11.75%, 11/13/2026*                                                   EUR                388,582          144,340
12.0%, 9/19/2016*                                                     EUR                613,550          227,906
12.25%, 6/19/2018*                                                                     1,061,250          331,641
12.375%, 2/21/2012*                                                                      500,000          156,250
                                                                                                       ----------
(Cost $2,505,967)                                                                                       3,142,142

Brazil 23.6%
Federative Republic of Brazil:
8.875%, 10/14/2019                                                                     3,000,000        3,097,500
9.25%, 10/22/2010                                                                        430,000          476,655
10.0%, 8/7/2011                                                                        1,240,000        1,413,600
10.125%, 5/15/2027                                                                       100,000          111,250
11.0%, 2/4/2010                                                       EUR                780,000        1,215,869
11.0%, 1/11/2012                                                                       2,140,000        2,557,300
11.0%, 8/17/2040 (a)                                                                   5,180,000        5,995,850
14.5%, 10/15/2009                                                                      3,900,000        5,114,850
                                                                                                       ----------
(Cost $18,763,158)                                                                                     19,982,874

Bulgaria 4.5%
Republic of Bulgaria, 8.25%, 1/15/2015 (a)                                             3,000,000        3,798,600
(Cost $3,730,168)                                                                                      ----------

Colombia 1.1%
Republic of Colombia, 11.75%, 3/1/2010                                COP          2,070,000,000          903,687
(Cost $813,109)                                                                                        ----------

Costa Rica 4.0%
Republic of Costa Rica, Series REG, 9.995%, 8/1/2020                                   3,000,000        3,412,500
(Cost $3,432,840)                                                                                      ----------

Dominican Republic 2.0%
Dominican Republic:
9.04%, 1/23/2013                                                                         810,000          737,100
9.5%, 9/27/2006                                                                        1,000,000          973,750
                                                                                                       ----------
(Cost $1,386,821)                                                                                       1,710,850

Ecuador 1.8%
Republic of Ecuador, Step-up Coupon, 8.0% to
8/15/2005, 9.0% to 8/15/2006, 10.0% to 8/15/2030
(Cost $1,352,186)                                                                      1,600,000        1,476,000
                                                                                                       ----------

Guatemala 3.5%
Republic of Guatemala:
Series REG, 9.25%, 8/1/2013                                                              500,000          570,000
144A, 10.25%, 11/8/2011                                                                2,000,000        2,375,000
                                                                                                       ----------
(Cost $2,868,104)                                                                                       2,945,000

Kazakhstan 2.9%
Development Bank Kazakhstan, Series E,
7.375%, 11/12/2013 (a)
(Cost $2,420,515)                                                                      2,250,000        2,458,800
                                                                                                       ----------
Mexico 5.8%
Mexican Fixed Rate Bonds, Series M-20, 8.0%, 12/7/2023                MXN             47,300,000        3,529,750
Pemex Project Funding Master Trust, 6.375%, 8/5/2016                  EUR              1,400,000        1,997,122
United Mexican States:
Series A, 6.625%, 3/3/2015                                                               800,000          867,200
8.3%, 8/15/2031                                                                        1,700,000        2,062,950
                                                                                                       ----------
(Cost $7,702,217)                                                                                       8,457,022

Nigeria 0.8%
Central Bank of Nigeria, Series WW, 6.25%, 11/15/2020                                    750,000          712,500
(Cost $714,839)                                                                                        ----------

Pakistan 2.8%
Republic of Pakistan, 6.75%, 2/19/2009                                                 2,300,000        2,356,118
(Cost $2,338,024)                                                                                      ----------

Philippines 6.2%
Republic of Philippines:
9.0%, 2/15/2013                                                                          600,000          627,000
Series REG, 9.125%, 2/22/2010                                         EUR                900,000        1,275,653
9.375%, 1/18/2017                                                                      1,500,000        1,597,500
9.5%, 2/2/2030                                                                           900,000          894,375
9.875%, 1/15/2019                                                                        815,000          864,919
                                                                                                       ----------
(Cost $5,094,432)                                                                                       5,259,447

Romania 2.4%
Republic of Romania, 5.75%, 7/2/2010 (a)                              EUR              1,400,000        2,005,881
(Cost $1,820,485)                                                                                      ----------

Russia 23.1%
Aries Vermogensverwaltung GmbH:
Series B, 7.75%, 10/25/2009                                           EUR              3,750,000        5,556,765
Series C, 9.6%, 10/25/2014                                                             1,250,000        1,544,975
Russian Federation, Step-up Coupon, 5.0% to 3/31/2007,
7.5% to 3/31/2030                                                                      1,700,000        1,784,660
Russian Ministry of Finance:
Series V, 3.0%, 5/14/2008 (a)                                                          6,000,000        5,596,800
Series VII, 3.0%, 5/14/2011 (a)                                                        5,900,000        5,023,260
                                                                                                       ----------
(Cost $19,219,134)                                                                                     19,506,460

Turkey 10.3%
Republic of Turkey:
7.375%, 2/5/2025                                                                       1,200,000        1,186,500
10.5%, 1/13/2008                                                                         400,000          456,000
11.5%, 1/23/2012                                                                       1,300,000        1,657,500
11.75%, 6/15/2010                                                                      1,900,000        2,365,500
11.875%, 1/15/2030 (a)                                                                   690,000          986,700
20.0%, 10/17/2007                                                     TRY              2,444,288        2,079,155
                                                                                                       ----------
(Cost $8,187,877)                                                                                       8,731,355

Ukraine 4.2%
Government of Ukraine:
Series REG, 6.875%, 3/4/2011                                                           1,200,000        1,264,320
7.65%, 6/11/2013                                                                       2,050,000        2,248,645
                                                                                                       ----------
(Cost $3,230,107)                                                                                       3,512,965

United States 2.4%
US Treasury Bond, 7.5%, 11/15/2016
(Cost $2,038,002)                                                                      1,600,000        2,065,563
                                                                                                       ----------

Uruguay 3.1%
Republic of Uruguay, 17.75%, 2/4/2006                                 UYU             55,200,000        2,595,015
(Cost $1,875,317)                                                                                      ----------

Venezuela 5.9%
Republic of Venezuela:
Floating Rate Note, LIBOR plus 1.00%, 3.69%**, 4/20/2011                                 600,000          540,900
9.25%, 9/15/2027                                                                         800,000          824,000
10.75%, 9/19/2013                                                                      3,100,000        3,580,500
                                                                                                       ----------
(Cost $4,974,318)                                                                                       4,945,400

Vietnam 1.1%
Socialist Republic of Vietnam, Series 18YR, 4.0%**, 3/12/2016                          1,000,000          920,080
(Cost $925,890)                                                                                        ----------


Total Bonds (Cost $95,393,510)                                                                        100,898,259
                                                                                                       ----------


                                                                                          Shares         Value ($)
                                                                                          ------         ---------

Cash Equivalents 2.4%
United States 2.4%
Scudder Cash Management QP Trust, 2.30% (b)
(Cost $2,025,803)                                                                      2,025,803        2,025,803
                                                                                                       ----------

                                                                                            % of
                                                                                      Net Assets         Value ($)
                                                                                      ----------         ---------

Total Investment Portfolio  (Cost $97,419,313)                                             121.8      102,924,062
Other Assets and Liabilities, Net                                                          -21.8      -18,409,345
                                                                                                      -----------
Net Assets                                                                                 100.0       84,514,717
                                                                                                      ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest. The following table represents bonds that are in default.


The following table represents bonds that are in default.



                                           Maturity       Principal               Acquisition
Security                     Coupon          Date          Amount                  Cost($)               Value($)
-----------------------------------------------------------------------------------------------------------------
Republic of Argentina:
-----------------------------------------------------------------------------------------------------------------
                               7.0 %         3/18/2049       1,172,357  EUR             230,766          439,294
-----------------------------------------------------------------------------------------------------------------
                              9.25 %        10/21/2049       1,025,000  EUR             271,388          374,061
-----------------------------------------------------------------------------------------------------------------
                              9.75 %         9/19/2027       1,610,000  USD             110,000          495,075
-----------------------------------------------------------------------------------------------------------------
                              11.0 %         10/9/2006         680,000  USD             149,600          208,250
-----------------------------------------------------------------------------------------------------------------
                            11.375 %         3/15/2010       2,530,000  USD             711,900          765,325
-----------------------------------------------------------------------------------------------------------------
                             11.75 %        11/13/2026         388,582  EUR              97,807          144,340
-----------------------------------------------------------------------------------------------------------------
                              12.0 %         9/19/2016         613,550  EUR             177,487          227,906
-----------------------------------------------------------------------------------------------------------------
                             12.25 %         6/19/2018       1,061,250  USD             279,905          331,641
-----------------------------------------------------------------------------------------------------------------
                            12.375 %         2/21/2012         500,000  USD             156,875          156,250
-----------------------------------------------------------------------------------------------------------------
                                                                                     $2,185,728       $3,142,142
-----------------------------------------------------------------------------------------------------------------

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2005.

(a) Securities, or a portion thereof, subject to a financing transaction.

(b) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Principal amount stated in US dollars unless other wise noted.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.

As of January 31, 2005, the Fund had the following open forward foreign currency exchange contracts:

                                                                                                           Unrealized
                                                                                                          Appreciation
              Contracts to Deliver                          In Exchange For                Date              (US $)
----------------------------------------------------------------------------------------------------------------------------
USD                                       806,809 ARS                       2,370,000   4/28/2005                     6,576
----------------------------------------------------------------------------------------------------------------------------
USD                                       848,000 BRL                       2,373,552   4/28/2005                    32,381
----------------------------------------------------------------------------------------------------------------------------
USD                                       822,798 BRL                       2,317,000   4/28/2005                    36,607
----------------------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                                        75,564
----------------------------------------------------------------------------------------------------------------------------

                                                                                                           Unrealized
                                                                                                          Depreciation
              Contracts to Deliver                          In Exchange For                Date              (US $)
----------------------------------------------------------------------------------------------------------------------------
USD                                       854,101 IDR                   7,850,000,000   4/28/2005                    (2,959)
----------------------------------------------------------------------------------------------------------------------------
ARS                                     2,370,000 USD                         806,122   4/28/2005                    (7,262)
----------------------------------------------------------------------------------------------------------------------------
MXN                                    37,650,000 USD                       3,301,473   4/28/2005                   (10,917)
----------------------------------------------------------------------------------------------------------------------------
EUR                                    10,022,000 USD                      13,045,738   4/28/2005                   (34,709)
----------------------------------------------------------------------------------------------------------------------------
BRL                                     2,345,000 USD                         834,520   4/28/2005                   (35,271)
----------------------------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                                       (91,118)
----------------------------------------------------------------------------------------------------------------------------


Currency Abbreviations
--------------------------------------------------------------------------------
ARS        Argentine Peso               MXN              Mexican Peso
--------------------------------------------------------------------------------
BRL        Brazilian Real               TRY              Turkish Lira
--------------------------------------------------------------------------------
COP        Colombian Peso               USD              United States Dollar
--------------------------------------------------------------------------------
EUR        Euro                         UYU              Uruguayan Peso
--------------------------------------------------------------------------------
IDR        Indonesian Rupiah
--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Global High Income Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Global High Income Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 11, 2005